As filed with the Securities and Exchange Commission
on January 30, 2012
Securities Act of 1933 Registration No. 033-51308
Investment Company Act of 1940 Registration No. 811-7142

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 89☑
and/or

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 91 ☑

Pyxis Funds II

(Exact Name of Registrant as Specified in Charter)
c/o Pyxis Capital, L.P.
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: 1-972-628-4100

Mr. R. Joseph Dougherty
c/o Pyxis Capital, L.P.
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)
With a copy to:
Mr. Ethan Powell
c/o Pyxis Capital, L.P.
13455 Noel Road, Suite 800
Dallas, Texas 75240
It is proposed that this filing be effective:

☑	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This post-effective amendment relates solely to Pyxis Natural Resources Fund (the “Fund”), a new series of Pyxis Funds II (the “Trust”). The Amendment is being made to file an exhibit containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas on this 30th day of January, 2012.

By:	/s/ R. Joseph Dougherty*
R. Joseph Dougherty
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. Joseph Dougherty*	Chairman of the Board, President and Chief Executive	January 30, 2012
R. Joseph Dougherty	Officer

/s/ Timothy K. Hui*	Trustee	January 30, 2012
Timothy K. Hui

/s/ Scott F. Kavanaugh*	Trustee	January 30, 2012
Scott F. Kavanaugh

/s/ James F. Leary*	Trustee	January 30, 2012
James F. Leary

/s/ Bryan A. Ward*	Trustee	January 30, 2012
Bryan A. Ward

/s/ Brian Mitts*	Treasurer (Principal Financial Officer and Principal	January 30, 2012
Brian Mitts	Accounting Officer)

*By:	/s/ Ethan Powell
Ethan Powell
Attorney-in-Fact
January 30, 2012

Signatures
Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the has duly caused this Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 30th day of January 2012.

NORTHERN LIGHTS FUND TRUST (Registrant)
/s/ Andrew Rogers
By: Andrew Rogers,
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Michael Miola*	Trustee & Chairman	January 30, 2012

John Palencia*	Trustee	January 30, 2012

Gary Lanzen*	Trustee	January 30, 2012

Anthony Hertl*	Trustee	January 30, 2012

Mark Taylor*	Trustee	January 30, 2012

/s/ Andrew Rogers Andrew Rogers	President and Principal Executive Officer	January 30, 2012

Kevin Wolf*	Treasurer and Principal Accounting Officer	January 30, 2012

By:	Date:
/s/ James P. Ash, Esq.	January 30, 2012
James Ash

*	Attorney-in-Fact — Pursuant to Powers of Attorney.

Index to Exhibit

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase